Statutory Financial Information	12 Months Ended
Dec. 31, 2020
Statutory Financial Information [Abstract]
Statutory Financial Information

18. Statutory Financial Information

The Insurance Company is subject to regulation and supervision in each of the jurisdictions where it is domiciled and licensed to conduct business. Generally, regulatory authorities have broad supervisory and administrative powers over such matters as licenses, standards of solvency, premium rates, policy forms, investments, security deposits, methods of accounting, form and content of financial statements, reserves for unpaid loss and LAE, reinsurance, minimum capital and surplus requirements, dividends and other distributions to stockholders, periodic examinations, and annual and other report filings. Such regulation is generally for the protection of the policyholders rather than stockholders. The NAIC uses risk-based capital standards for property and casualty insurers as a means of monitoring the financial strength of insurance companies.

The Company maintained statutory capital and surplus and had statutory net loss as of and for the years ended December 31, 2019 and 2020 as follows (in thousands):

	Years Ended December 31
	2019	2020
Statutory capital and surplus	$25,076	$22,453
Statutory net loss	$(3,595)	$(2,078)

The policyholder’s surplus of the Insurance Company as of December 31, 2020 included capital contributions from Metromile of $18.6 million.

Dividend payments are restricted by the laws of the State of Delaware. The maximum amount that can be paid without prior notice or approval is the greater of 10% of surplus as regards policyholders as of the preceding December 31 or net income not including realized capital gains for the twelve-month period ending the preceding December 31. Because the Company has an unassigned deficit at December 31, 2019 and 2020, the Company’s dividend policy is governed by Section 5005(B) of the Delaware insurance code whereby a domestic insurer may not declare or pay a dividend or other distribution from any source other than earned surplus without the commissioner’s prior approval. The Insurance Company paid no dividends to the Company in 2019 or 2020.

The Insurance Company is subject to certain risk-based capital (“RBC”) requirements as specified by the National Association of Insurance Commissioners (“NAIC”). Under these requirements, the amount of capital and surplus maintained by an insurance company is to be determined based on the various risk factors related to it. As of December 31, 2019 and 2020, the Insurance Company’s capital and policyholders’ surplus exceeded the minimum RBC requirements.